Organization and Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 220,742	$ 189,919
United States
Disaggregation Of Revenue [Line Items]
Total net revenue	215,122	183,810
Canada
Disaggregation Of Revenue [Line Items]
Total net revenue	3,021	3,748
Europe, Middle East, & Africa
Disaggregation Of Revenue [Line Items]
Total net revenue	1,638	608
Asia Pacific
Disaggregation Of Revenue [Line Items]
Total net revenue	482	1,592
Other
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 479	$ 161